Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					11/18/2014
2	Payment Date					11/20/2014
3	Collection Period				9/28/2014	11/1/2014	35
4	Monthly Interest Period- Actual				10/20/2014	11/19/2014	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2 Notes	225,000,000.00	84,322,693.97	—	19,357,582.62	64,965,111.35	0.2887338
8	Class A-2 Notes	370,000,000.00	138,663,985.63	—	31,832,469.21	106,831,516.42	0.2887338
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$657,986,679.60	$—	$51,190,051.83	$606,796,627.77

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$905,044,019.09			$853,853,967.26

14	NPV Lease Payments Receivable	590,265,127.79	209,565,665.17			187,449,173.68
15	NPV Base Residual	884,704,063.17	695,478,353.92			666,404,793.58

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2 Notes	0.63000%	N/A	44,269.41	0.1967530	19,401,852.04	86.2304535
18	Class A-2 Notes	0.40700%	0.15700%	48,597.88	0.1313456	31,881,067.08	86.1650462
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			413,658.96		51,603,710.79

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						20,268,603.01
22	Pull Ahead Waived Payments						52,112.30
23	Sales Proceeds - Early Terminations						20,684,715.91
24	Sales Proceeds via Customer - Scheduled Terminations						17,033,971.56
25	Security Deposits for Terminated Accounts						39,147.30
26	Excess Wear and Tear Received						127,767.14
27	Excess Mileage Charges Received						134,828.10
28	Other Recoveries Received						49,461.38

29	Subtotal: Total Collections						58,390,606.70

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						2,162.73

33	Total Available Funds, prior to Servicer Advances						58,392,769.43

34	Servicer Advance						—

35	Total Available Funds						58,392,769.43

36	Reserve Account Draw						—

37	Available for Distribution						58,392,769.43

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						754,203.35
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						413,658.96
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					57,219,907.12
51	Regular Principal Distribution Amount					51,190,051.83
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						51,190,051.83
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						6,029,855.29

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		657,986,679.60
57	Less: Aggregate Securitization Value (End of Collection Period)		(853,853,967.26)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		657,986,679.60
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(606,796,627.77)

63	Regular Principal Distribution Amount		51,190,051.83

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		853,853,967.26
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

67	Targeted Note Balance		606,796,627.77

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		58,392,769.43
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		754,203.35
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		413,658.96
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		57,219,907.12
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		57,219,907.12

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,845.95
87	Initial Reserve Account Balance		7,374,845.95

88	Beginning Reserve Account Balance		7,374,845.95
89	Plus: Net Investment Income for the Collection Period		231.42

90	Subtotal: Reserve Fund Available for Distribution		7,375,077.37
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,077.37
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		231.42

95	Equals: Ending Reserve Account Balance		7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	1,102	17,279,197.46
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(17,104,074.45)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(38,579.15)
101	Less: Excess Wear and Tear Received		(127,767.14)
102	Less: Excess Mileage Received		(134,828.10)

103	Current Period Net Residual Losses/(Gains)	1,102	(126,051.38)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	4,133	(5,084,169.69)
106	Current Period Net Residual Losses (Item 101)	1,102	(126,051.38)

107	Ending Cumulative Net Residual Losses	5,235	(5,210,221.07)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.35%

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 3

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,474,969,191	853,853,967
111	Aggregate Base Residual Value			1,026,754,815	713,948,610
112	Number of Current Contracts			65,841	46,251
113	Weighted Average Lease Rate			2.61%	2.39%
114	Average Remaining Term			25.8	11.2
115	Average Original Term			38.9	39.0
116	Proportion of Base Prepayment Assumption Realized				136.13%
117	Actual Monthly Prepayment Speed				1.35%
118	Turn-in Ratio on Scheduled Terminations				90.29%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		48,404	1,014,527,251	905,044,019
120	Depreciation/Payments			(15,740,938)	(14,572,562)
121	Gross Credit Losses		(22)	(386,140)	(388,848)
122	Early Terminations - Regular		(906)	(19,392,254)	(17,510,718)
123	Early Terminations - Lease Pull Aheads		(123)	(1,520,928)	(1,438,726)
124	Scheduled Terminations - Purchased by Customer	1,837,212	(107)	(1,832,169)	(1,703,137)
125	Scheduled Terminations - Sold at Auction	4,670,664	(379)	(5,962,918)	(5,512,684)
126	Scheduled Terminations - Purchased by Dealer	10,545,895	(616)	(10,788,410)	(10,063,377)

127	Pool Balance - End of Period		46,251	958,903,494	853,853,967

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		45,807	845,749,283	99.05%
130	31 - 90 Days Delinquent		410	7,446,194	0.87%
131	91+ Days Delinquent		34	658,490	0.08%

132	Total		46,251	853,853,967	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			22	388,848
135	Aggregate Liquidation Proceeds on charged-off units				(183,115)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(49,461)

139	Current Period Aggregate Net Credit Losses/(Gains)			22	156,272

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			201	1,714,233
142	Current Period Net Credit Losses (Item 136)			22	156,272

143	Ending Cumulative Net Credit Losses			223	1,870,505

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.13%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				824
147	61 - 120 Days since Contract Maturity				53
148	121+ Days since Contract Maturity				5

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Scheduled
Payment Date	Reduction (1)
12/20/2014	78,095,221
1/20/2015	37,346,859
2/20/2015	40,097,883
3/20/2015	49,252,788
4/20/2015	54,698,374
5/20/2015	40,610,592
6/20/2015	38,034,465
7/20/2015	44,562,657
8/20/2015	53,435,506
9/20/2015	52,840,141
10/20/2015	45,526,259
11/20/2015	33,881,607
12/20/2015	27,160,463
1/20/2016	32,756,999
2/20/2016	36,113,692
3/20/2016	35,741,052
4/20/2016	19,299,948
5/20/2016	42,848,588
6/20/2016	43,322,625
7/20/2016	15,155,807
8/20/2016	9,158,394
9/20/2016	7,804,521
10/20/2016	2,807,538
11/20/2016	1,544,319
12/20/2016	1,172,024
1/20/2017	3,130,114
2/20/2017	3,876,248
3/20/2017	3,432,252
4/20/2017	147,032
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—

Total:	853,853,967.27

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month